Discontinued operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations [Abstract]
Discontinued operations
—
Note 3
Discontinued operations
Divestment of the Power Grids business
On July 1, 2020, the Company completed

the sale of
80.1

percent of its Power Grids business

to Hitachi Ltd
(Hitachi). The transaction was executed

through the sale of
80.1

percent of the shares of Hitachi

Energy Ltd,
formerly Hitachi ABB Power Grids Ltd

(Hitachi Energy). Cash consideration

received at the closing date was
$ 9,241

million net of cash disposed.

Further, for accounting purposes, the
19.9

percent ownership interest
retained by the Company was deemed

to have been both divested and

reacquired at its fair value on July

1,
2020. The Company also obtained

a put option,

exercisable with three-months’

notice commencing in April
2023.

The combined fair value of the retained

investment and the related put option

amounted to
$ 1,779

million and was recorded as

both an equity-method investment and

as part of the proceeds

for the
sale of the entire Power Grids business

(see Note 4).
In connection with the divestment,

the Company recorded liabilities

in discontinued operations

for estimated
future costs and other cash payments

of $
487

million for various contractual

items relating to the sale of

the
business,

including required

future cost reimbursements payable to Hitachi

Energy,

costs to be incurred by
the Company for the direct benefit

of Hitachi Energy and an

amount due to Hitachi in connection

with the
expected purchase price finalization

of the closing debt and working

capital balances. In October 2021,

the
Company and Hitachi concluded

an agreement to settle the various amounts

owed by the Company. The net
difference between the agreed amounts

and the amounts

initially estimated by the Company

was recorded in
2021 in discontinued operations

as an adjustment to “Net gain recognized

on sale of the Power Grids
business”

in the table below.

During 2022, 2021 and 2020,

total cash payments (including

the amounts paid
under the settlement agreement) of

$
102

million, $
364

million and $
33

million, respectively, were made in
connection with these liabilities.

At December 31, 2022, the remaining

amount recorded was $
53

million.
As a result of the Power Grids sale,

the Company recognized

an initial net gain of $
5,141

million, net of
transaction costs, for the sale of

the entire Power Grids business

in Income from discontinued operations,

net
of tax, in 2020. Included in the calculation

of the net gain was a cumulative

translation loss relating to the
Power Grids business of $ 420

million which was reclassified

from Accumulated other comprehensive

loss
(see Note 21). Certain amounts included

in the net gain were estimated or

otherwise subject to change

in
value and in 2021 the Company

recorded adjustments,

including the agreed settlement

amount referred to
above, reducing the total net gain

by $
65

million and in 2022 such

adjustments reduced the gain by a

further
$ 10

million. Certain remaining

minor obligations relating to the divestment

continue to be subject to
uncertainty and will be adjusted in

future periods but these adjustments

are not expected to have a material
impact on the Consolidated Financial

Statements.
In 2020, the Company recorded

$
262

million in Income tax expense within

discontinued operations

in
connection with the reorganization

of the legal entity structure of the Power

Grids business required to
facilitate the sale.
In connection with the divestment, the

Company recognized

liabilities in discontinued

operations for certain
indemnities (see Note 15 for additional

information) and also recorded

an initial liability of $
258

million
representing the fair value of the right

granted to Hitachi Energy

for the use of the ABB brand

for up to
8

years.
Upon closing of the sale, the Company

entered into various transition

services agreements (TSAs). Pursuant
to these TSAs, the Company and

Hitachi Energy provide

to each other, on an interim, transitional basis,
various services. The services provided

by the Company primarily

include finance, information technology,
human resources and certain other administrative

services. Under the current

terms, the TSAs will continue
for up to 3

years, and can only be extended

on an exceptional basis

for business-critical services for an
additional period which is reasonably

necessary to avoid a material adverse impact

on the business. In 2022,
2021

and 2020, the Company recognized

within its continuing operations,

general and administrative
expenses incurred to perform the

TSAs, offset by $
162

million, $
173

million and $
91

million, respectively, in
TSA-related income for such services

that is reported in Other income (expense),

net.
Discontinued operations
As a result of the sale of the Power

Grids business, substantially

all Power Grids-related assets and

liabilities
have been sold. As this divestment

represented a strategic

shift that would have a major effect on

the
Company’s operations and financial

results, the results of operations for

this business have been presented
as discontinued operations

and the assets and liabilities are

presented as held for sale and

in discontinued
operations for all periods presented.

Certain of the business

contracts in the Power Grids

business continue
to be executed by subsidiaries

of the Company for the benefit/risk

of Hitachi Energy.

Assets and liabilities
relating to, as well as the net financial

results of, these contracts will continue

to be included in discontinued
operations until they have been

completed or otherwise transferred

to Hitachi Energy.
Prior to the divestment, interest expense

that was not directly attributable to

or related to the Company’s
continuing business or discontinued

business was allocated to discontinued

operations based on the ratio of
net assets to be sold less debt that

was required to be

paid as a result of the planned

disposal transaction to
the sum of total net assets of the Company

plus consolidated

debt. General corporate overhead

was not
allocated to discontinued operations.
Operating results of the discontinued

operations are summarized

as follows:
($ in millions) 2022 2021 2020
Total revenues

— — 4,008
Total

cost of sales

— — (3,058)
Gross profit — — 950
Expenses

(38) (18) (808)
Change to net gain recognized

on sale of the Power

Grids business
(10) (65) 5,141
Income (loss) from operations (48) (83) 5,282
Net interest income (expense)

and other finance expense

— 2 (5)
Non-operational pension

(cost) credit
— — (94)
Income (loss) from discontinued

operations before

taxes
(48) (81) 5,182
Income tax 5 1 (322)
Income (loss) from discontinued

operations, net of

tax

(43) (80) 4,860
Of the total Income (loss) from discontinued

operations before taxes in

the table above, $
(47)

million,
$ (80)

million and $
5,170

million in 2022, 2021 and 2020, respectively, are attributable to the Company, while
the remainder is attributable

to noncontrolling interests.
Until the date of the divestment,

Income (loss) from discontinued

operations before taxes excluded

stranded
costs which were previously able

to be allocated to the Power

Grids operating segment. As a result,
$ 40

million in 2020 of allocated

overhead and other management

costs which were previously included

in the
measure of segment profit for

the Power Grids operating segment

are now reported as part of Corporate

and
Other. In the table above, Net interest income (expense)

and other finance expense in 2020

includes
$ 20

million of interest expense which

has been recorded on an allocated

basis in accordance with the
Company’s accounting policy election

until the divestment date.
Included in the reported Total revenues of the Company for 2020 are revenues for sales from the Company’s
operating segments to the Power

Grids business of $
108

million which represent intercompany

transactions
that, prior to Power Grids being classified

as a discontinued operation,

were eliminated in the Company’s
Consolidated Financial

Statements (see Note 23). Subsequent

to the divestment, sales to Hitachi

Energy are
reported as third-party revenues.
In addition, the Company also has

retained obligations (primarily

for environmental and taxes) related

to other
businesses disposed or otherwise

exited that qualified as discontinued

operations. Changes to these retained
obligations are also included

in Income (loss) from discontinued

operations, net of tax, above.
The major components of assets and

liabilities held for sale and

in discontinued operations

in the Company’s
Consolidated Balance

Sheets are summarized as follows:
December 31, 2022 ($ in millions) 2022 (1) 2021 (1)
Receivables, net

92 131
Other current assets

4 5
Current assets held

for sale and in discontinued

operations
96 136
Accounts payable, trade

44 71
Other liabilities

88 310
Current liabilities held

for sale and in discontinued

operations
132 381
Other non-current liabilities

20 43
Non-current liabilities held

for sale and in discontinued

operations
20 43
(1)

At December

31, 2022

and 2021,

the balances

reported

as held for

sale and

in discontinued

operations

pertain to

Power Grids

activities

and
other obligations

which will

remain with

the Company

until such

time as the

obligation

is settled

or the activities

are fully

wound down
.